Concentration and Risks - Summary of Revenue Concentration Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Concentration Risk [Line Items]
Revenue	¥ 4,647,513	$ 667,573	¥ 2,561,229	¥ 873,219
Xiaomi Inc | Sales Revenue, Net | Revenue Concentration Risk
Concentration Risk [Line Items]
Revenue	¥ 2,112,170		¥ 1,311,852	¥ 739,464
Concentration risk, percentage	45.00%	45.00%	51.00%	85.00%